                                  Filed with the Securities and Exchange Commission on August 7, 2003

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        Registration Statement under The Securities Act of 1933
                                                         Post-Effective No. 2
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                           Amendment No. 60

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                TIMOTHY P. HARRIS, CORPORATE SECRETARY
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                       SCOTT K. RICHARDSON, ESQ.
                                                             CHIEF COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                           Approximate Date of Proposed Sale to the Public:

                 OCTOBER 13, 2003 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                   __   immediately upon filing pursuant to paragraph (b) of Rule 485
                                   __   on ______________ pursuant to paragraph (b) of Rule 485
                                   __   60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    X   on October 13, 2003  pursuant to paragraph (a) (i) of Rule 485
                                   __   75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                   __   on ______________ pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                   __   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

=======================================================================================================================================
                                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
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   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
=======================================================================================================================================
                                     *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
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Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the
Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
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ASAP III

                                                                  NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-96577 for the purpose of including in the
Registration Statement a Prospectus Supplement which adds three new additional optional benefits to the variable annuity contract described in the registration statement and amends certain other disclosure in the registration statement.  Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASAP III

                                              Supplement to Prospectus Dated May 1, 2003
                                                   Supplement dated October 13, 2003

This Supplement  should be retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

WHO IS AMERICAN SKANDIA?
The following paragraph is added to this section of the prospectus:

Effective May 1, 2003,  Skandia U.S. Inc.,  the sole  shareholder  of ASI,  which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial  is a New  Jersey  insurance  holding  company  whose  subsidiary  companies  serve individual and  institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life  insurance,  property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

Living Benefit Programs
American  Skandia offers three different  optional  benefits,  for an additional  charge,  that can provide  investment  protection for
Owners while they are alive.  Each optional  benefit  offers a distinct type of guarantee,  regardless of the  performance  of variable investment  options,  that may be appropriate for you depending on the manner in which you intend to make use of your annuity while you are alive.  Depending on which optional  benefit you choose,  you can have  substantial  flexibility  to invest in variable  investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time; or
|X|      guaranteeing  a minimum  amount of growth  will be applied to your  principal,  if it is to be used as the basis for  lifetime income payments beginning after a waiting period.

Below is a brief summary of the three "living  benefits" that American  Skandia offers.  Please refer to the benefit  description for a complete  description  of the terms,  conditions  and  limitations of each optional  benefit.  You should consult with your  investment professional to determine if any of these optional  benefits may be appropriate for you based on your financial  needs.  There are many factors to  consider,  but we note that among them you may want to evaluate  the tax  implications  of these  different  approaches  to meeting your needs,  both between these benefits and in comparison to other potential  solutions to your needs (e.g.  comparing the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed  Return OptionSM PLUS (GROSM PLUS) guarantees that, after a seven-year  maturity period and on each anniversary thereafter,  the Owner's  Account Value will not be less than the Account Value on the effective date of the program.  The program also offers the Owner the option to elect an enhanced  guarantee  amount at a higher Account Value subject to a separate  maturity period (and its  anniversaries).  The GROSM PLUS program may be appropriate if you wish to protect a principal  amount (called the
                                   -
     "Protected  Principal Value") against market downturns as of a specific date in the future, but also wish to exercise  substantial control of the  allocation of your Account Value  amongst the variable  investment  options to  participate  in market  increases.
     Under the GROSM PLUS program,  you give us the right to allocate amounts to Fixed  Allocations as needed to support the guarantees provided.

II.      The Guaranteed  Minimum  Withdrawal  Benefit (GMWB)  guarantees the Owner's ability to make cumulative  withdrawals  over time equal to an initial principal value (called the "Protected  Withdrawal Value"),  regardless of decreases in your Account Value due to market losses.  The GMWB program may be appropriate  if you intend to make periodic  withdrawals  from your Annuity as a source of income and wish to ensure that market  performance  will not affect your ability to protect your  principal.  Taking  income as withdrawals,  rather than annuity payments,  may be less tax efficient for non-qualified uses of the Annuity, but provides greater control over the timing and amount of  withdrawals  during the  accumulation  period,  as well as continuing  the Annuity's  other benefits, such as the death benefit.

III.     The Guaranteed  Minimum Income Benefit (GMIB) guarantees the Owner's ability,  after a minimum  seven-year  waiting period, to begin  receiving  income  from the  Annuity in the form of annuity  payments  based on a  guaranteed  minimum  value  (called  the
     "Protected Income Value") that increases after the waiting period begins,  regardless of the impact of market  performance on your
     Account  Value.  The GMIB program may be  appropriate  if you  anticipate  using your Annuity as a future source of periodic fixed income for the remainder of your life and wish to ensure that the basis upon which your income  payments  will be calculated  will achieve minimum growth despite fluctuations in market performance.

The Guaranteed  Return Option PLUS, GMWB or GMIB programs may only be elected  individually,  and cannot be elected in combination with each other.  Any of the living  benefits  can be elected with any of the  optional  death  benefits we  currently  make  available.  We deduct an additional  charge if you elect any of these optional  benefits to compensate  American Skandia for the additional  insurance risk we assume in providing the applicable guarantee under each optional benefit.

GUARANTEED RETURN OPTION PLUS (GROSM PLUS)

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The  Guaranteed  Return  Option PLUS  described  below is being  offered as of October xx,  2003 in those  jurisdictions  where we have received  regulatory  approval.  Where available,  GROSM PLUS replaces the Guaranteed Return Option (GRO)SM as described in the section of the current  Prospectus  entitled "DO YOU OFFER  PROGRAMS  DESIGNED TO GUARANTEE A 'RETURN OF PREMIUM' AT A FUTURE  DATE?".  Certain
terms and  conditions may differ between  jurisdictions  once approved.  The program can be elected by new purchasers on the Issue Date of their Annuity and can be elected by existing  Annuity Owners on any  anniversary of the Issue Date of their Annuity.  The Guaranteed
Return Option PLUS is not available if you elect the Guaranteed  Return Option  program,  the  Guaranteed  Minimum  Withdrawal  Benefit rider or the Guaranteed Minimum Income Benefit rider.
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We offer a program that,  after a seven-year  maturity period and on each  anniversary  thereafter,  guarantees your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected  Principal  Value").  The program also offers you the opportunity to elect a second,  enhanced  guaranteed  amount at a later date if your Account Value has increased,  while preserving  the  guaranteed  amount  established  on the effective  date of your program.  The enhanced  guaranteed  amount (called the
"Enhanced Protected Principal Value") guarantees that, after a separate seven-year maturity period and on each anniversary  thereafter, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program monitors your Account Value daily and, if necessary,  systematically  transfers amounts between variable investment options you choose and Fixed  Allocations  used to support the Protected  Principal  Value(s).  The program may be  appropriate  if you wish to protect a principal  amount  against  market  downturns  as of a specific  date in the future,  but also wish to invest in the variable investment  options to participate in market  increases.  There is an additional  charge if you elect the Guaranteed Return Option PLUS program.

The  guarantees  provided  by the  program  only  apply  at the  end of the  applicable  maturity  period(s)  and on  each  anniversary thereafter.  However,  due to the  ongoing  monitoring  of your  Account  Value and the  transfer  of Account  Value  between  variable investment  options and Fixed  Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving  annuity  payments prior to the end of the applicable  maturity period.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option PLUS offers a basic guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Basic  Guarantee:  Under the basic  guarantee,  American  Skandia  guarantees  that at the end of the seventh  (7th)  contract anniversary  following  commencement  of the program  (called the  "maturity  date") and on each  contract  anniversary  after the maturity date, your Account Value will be no less than the Protected Principal Value.
     On the program  maturity  date and on each  contract  anniversary  after the maturity  date,  if your  Account  Value is below the
     Protected  Principal Value,  American  Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any contract  anniversary,  you can elect to establish a second,  enhanced guaranteed amount based on your then current Account Value.  Under the enhanced  guarantee,  American Skandia guarantees that at the end of the seventh (7th)
     contract  anniversary  following the election of the enhanced  guarantee  (also  referred to as its  "maturity  date") and on each contract  anniversary  after such date, your Account Value will be no less than the Enhanced  Protected  Principal  Value. You can elect an  enhanced  guarantee  more than once;  however,  a  subsequent  election  supersedes  the prior  election  of an enhanced guarantee.  Election of an enhanced  guarantee  does not impact the basic  guarantee.  You may also elect to terminate an enhanced guarantee.  If you elect to terminate the enhanced guarantee, the basic guarantee will remain in effect.
     If you have elected the enhanced  guarantee,  on its program  maturity  date and on each contract  anniversary  after the maturity date, if your Account Value is below the Enhanced  Protected  Principal Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any amounts added to your Annuity will be applied,  if necessary,  to any Fixed Allocations needed to support the applicable  guarantee amount as of the maturity  date or any  anniversary  of the maturity  date.  Any remaining  amounts will be allocated  pro-rata to your
Account  Value based on your current  Sub-account  allocations  and any Fixed  Allocations.  We will notify you of any amounts added to your Annuity  under the program.  The  Protected  Principal  Value is referred to as the "Base  Guarantee"  and the Enhanced  Protected
Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the  program is in effect,  will  reduce the basic  guarantee  under the program as well as any enhanced  guarantee.  Cumulative annual  withdrawals up to 5% of the Protected  Principal Value as of the effective date of the program
(adjusted  for any  subsequent  Purchase  Payments  and any Credits  applied to such  Purchase  Payments)  will  reduce the  applicable guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar  limit").  If the amount withdrawn is greater  than the  dollar-for-dollar  limit,  the portion of the  withdrawal  equal to the  dollar-for-dollar  limit will be treated as described  above and the portion of the  withdrawal in excess of the  dollar-for-dollar  limit will reduce the basic  guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this  benefit.  Withdrawals  will be taken pro-rata from the variable  investment  options and any Fixed  Allocations.  Withdrawals will be subject to all other provisions of the
Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.

Charges for other  optional  benefits under the Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed  amount under the  Guaranteed  Return Option PLUS program,  however,  any partial  withdrawals in payment of charges for the
Plus40(TM)Optional Life Insurance Rider will be treated as withdrawals and will reduce the applicable guaranteed amount.

KEY FEATURE - Allocation of Account Value
In general,  you have discretion over the allocation of your Account Value that remains allocated in the variable  investment  options.
However,  we reserve the right to prohibit  investment in certain  Portfolios if you participate in the program.  Account Value is only
                                                                                                                                   ----
transferred  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee(s)  under the program.  This  permits your Annuity to  participate  in the upside  potential of the  Sub-accounts  while only transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  We monitor  fluctuations in your Account
Value  each  business  day,  as well as the  prevailing  interest  rates on Fixed  Allocations,  the  remaining  duration(s)  until the applicable  program  maturity  date(s) and the amount of Account Value  allocated to Fixed  Allocation(s)  relative to a  "reallocation trigger", which determines whether Account Value must be transferred to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed  amount, all or a portion of those amounts may be transferred from the
     Fixed Allocation and re-allocated to the variable  investment  options pro-rata according to your current  allocations  (including the model  allocations  under any asset  allocation  program you may have elected).  A Market Value  Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your Account  Value in the variable  investment options  will be  transferred  to a new Fixed  Allocation(s)  to support  the  applicable  guaranteed  amount.  These  amounts are transferred on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation(s) will have a Guarantee Period equal to the remaining  duration(s) until the applicable  program maturity  date(s).  The Account Value allocated to the new Fixed
     Allocation(s)  will be credited with the fixed interest rate(s) then being credited to a new Fixed  Allocation(s)  maturing on the applicable  program  maturity  date(s)  (rounded to the next highest yearly  duration).  The Account Value will remain invested in each applicable  Fixed Allocation  until the applicable  program  maturity date unless,  at an earlier date, your Account Value is greater than or equal to the reallocation  trigger and,  therefore,  amounts can be transferred to the variable investment options while maintaining the guaranteed protection under the program (as described above).

=======================================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed  Allocations to support the Protected  Principal
Value and/or the Enhanced  Protected  Principal Value during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the variable  investment  options if there is a subsequent market recovery.  During the period prior to the maturity date of the basic guarantee or any enhanced  guarantee,  or any anniversary of such maturity  date(s), a significant portion of your Account Value may be allocated to Fixed Allocations to support any applicable  guaranteed  amount(s).  If your Account  Value is less than the  reallocation  trigger and new Fixed  Allocations  must be  established  during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
=======================================================================================================================================

Separate Fixed Allocations may be established in support of the Protected  Principal Value and the Enhanced  Protected  Principal Value
(if elected).  There may also be circumstances  when a Fixed Allocation will be established only in support of the Protected  Principal
Value or the  Enhanced  Protected  Principal  Value.  If you elect an  enhanced  guarantee,  it is more  likely  that a portion of your
Account  Value may be allocated to Fixed  Allocations  and will remain  allocated  for a longer  period of time to support the Enhanced
Protected  Principal Value,  even during a period of positive market  performance  and/or under  circumstances  where Fixed Allocations would not be necessary to support the Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed  Allocations  in support of the Protected  Principal Value are transferred to the variable  investment  options while Fixed Allocations in support of an
Enhanced  Protected  Principal  Value are not transferred  because they must remain invested in the Fixed  Allocation in support of the higher enhanced guarantee.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism and/or the reallocation  trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option PLUS program can be elected at the time that you purchase  your  Annuity,  or during the 30-day  period prior to the  anniversary  of the Issue  Date of your  Annuity.  If you elect the  program  after the Issue Date of your  Annuity,  the program will be  effective as of the next  anniversary  date of the Issue Date of your Annuity  based on your Account  Value as of that date. If you  previously  elected the Guaranteed  Return Option  program and wish to elect the  Guaranteed  Return Option PLUS program, your prior Guaranteed  Return Option program will be terminated  (including the guaranteed  amount(s)) and the Guaranteed Return Option
PLUS program will be added to your  Annuity  based on the current  Account  Value.  If you  previously  elected the  Guaranteed  Return
Option program and elect to step-up the basic  guarantee,  your prior  Guaranteed  Return Option program will be terminated  (including the guaranteed amount) and the Guaranteed Return Option PLUS program will be added to your Annuity based on the current Account Value.

Termination of the Program
The Annuity  Owner can elect to terminate the enhanced  guarantee  but maintain the  protection  provided by the basic  guarantee.  The
Annuity Owner can also terminate the Guaranteed Return Option PLUS program entirely.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date Account  Value is applied to begin  annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program prior to the  applicable  maturity  date,  the  Guaranteed  Return  Option PLUS will no longer  provide a guarantee of your
Account  Value.  The  surviving  spouse  may elect the  benefit  at any time;  however,  the  election  will be  effective  on the next anniversary of the Issue Date of the Annuity and the Account Value on such anniversary will be the Protected Principal Value.

Special Considerations under the Guaranteed Return Option PLUS
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment  options.  No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed  Allocation while participating in the program,  and cannot participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase Payments  (including any credits associated with such Purchase Payments) may be allocated to
     Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date of the program or any  anniversary of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return Option PLUS. The annual charge is deducted daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is  deducted  to  compensate  American  Skandia  for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum  Withdrawal  Benefit  program  described  below is being offered as of October xx, 2003 in those  jurisdictions where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  Currently, the program can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity
Owners in the future,  subject to our eligibility  rules and restrictions.  The Guaranteed  Minimum  Withdrawal  Benefit program is not available if you elect the Guaranteed Return Option, Guaranteed Return Option PLUS, or the Guaranteed Minimum Income Benefit rider.
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We offer a program  that  guarantees  your ability to withdraw  amounts  equal to an initial  principal  value  (called the  "Protected
Withdrawal  Value"),  regardless of the impact of market performance on your Account Value,  subject to our program rules regarding the timing and amount of  withdrawals.  The program may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure  that  market  performance  will not affect  your  ability to  protect  your  principal.  You are not  required  to make withdrawals  as part of the program - the  guarantee is not lost if you withdraw  less than the maximum  allowable  amount of principal each year under the rules of the program.  There is an  additional  charge if you elect the GMWB  program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal  Value is the total amount that we guarantee will be available to you through  withdrawals  from your Annuity and/or  benefit  payments,  regardless of the impact of market  performance on your Account Value.  The Protected  Withdrawal  Value is reduced with each  withdrawal you make until the Protected  Withdrawal  Value is reduced to zero. When the Protected  Withdrawal  Value is reduced to zero due to your  withdrawals,  the GMWB program  terminates.  Additionally,  the Protected  Withdrawal  Value is used to determine the maximum annual amount that you can withdraw from your Annuity,  called the Protected Annual  Withdrawal  Amount,  without triggering an adjustment in the Protected  Withdrawal  Value.  The Protected  Withdrawal  Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The Protected  Withdrawal Value is determined as of the date you make your first  withdrawal under the Annuity  following your election of the GMWB  program.  The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect the GMWB program,  plus any additional  Purchase Payments and any Credits that may be applied to such Purchase Payments before the date of your  first  withdrawal;  or (B) the  Account  Value as of the  date of the  first  withdrawal  from  your  Annuity.  The  Protected
Withdrawal Value may be enhanced by increases in your Account Value due to market  performance  during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you  elect the GMWB  program  at the time you  purchase  your  Annuity,  the  Account  Value on the date you elect the GMWB program  will be your  initial  Purchase  Payment  plus any Credits  applied to such  Purchase  Payments at the Issue Date of your
     Annuity.

|X|      If we offer the GMWB  program to existing  Annuity  Owners,  the Account  Value on the  anniversary  of the Issue Date of your
     Annuity following your election of the GMWB program will be used to determine the initial Protected Withdrawal Value.

|X|      If you make additional  Purchase  Payments after your first  withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment and any Credits that we apply to the Purchase Payment.

You may elect to step-up your Protected  Withdrawal  Value if, due to positive market  performance,  your Account Value is greater than the Protected  Withdrawal  Value. You are eligible to step-up the Protected  Withdrawal Value on or after the 5th contract  anniversary following the first  withdrawal  under the GMWB program.  The  Protected  Withdrawal  Value can be stepped up again on or after the 5th contract  anniversary  following the preceding step-up.  If you elect to step-up the Protected  Withdrawal Value, you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges under the GMWB program have changed for new purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example, assume your  initial  Protected  Withdrawal  Value was  $100,000  and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to $75,000.  You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual  Withdrawal  Amount is equal to 7% of the Protected  Withdrawal  Value.  Under the GMWB program,  if your cumulative  withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount,  your Protected  Withdrawal
Value  will be  reduced  on a  "dollar-for-dollar"  basis (the  Protected  Withdrawal  Value is  reduced  by the  actual  amount of the withdrawal,  including any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity Year that exceed the Protected  Annual
Withdrawal  Amount  trigger a  proportional  adjustment to both the Protected  Withdrawal  Value and the  Protected  Annual  Withdrawal
Amount,  as described in the rider for this  benefit.  The Protected  Annual  Withdrawal  Amount is referred to as the "Maximum  Annual
Benefit" in the rider we issue for this benefit.

The GMWB  program  does not affect your ability to make  withdrawals  under your  Annuity or limit your ability to request  withdrawals that exceed the  Protected  Annual  Withdrawal  Amount.  You are not  required to withdraw all or any portion of the  Protected  Annual
Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected  Annual  Withdrawal  Amount in any Annuity Year, you cannot carry-over  the unused  portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity  Years.  However,  because the
     Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused
     Protected  Annual  Withdrawal  Amount may extend the period of time until the remaining  Protected  Withdrawal Value is reduced to zero.
|X|      Additional  Purchase Payments will increase the Protected Annual  Withdrawal  Amount by 7% of the applicable  Purchase Payment
     (and any Credits we apply to such Purchase Payment).
|X|      If the Protected Annual  Withdrawal  Amount after an adjustment  exceeds the Protected  Withdrawal Value, the Protected Annual
     Withdrawal Amount will be set equal to the Protected Withdrawal Value.

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition to any  withdrawals  you make under the GMWB program,  market  performance  may reduce your Account Value. If your
     Account Value is equal to zero, and you have not received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected  Withdrawal Value in the form of fixed,  periodic payments until the remainder of the Protected  Withdrawal Value is paid, at which time the rider terminates.  The fixed,  periodic payments  will each be equal to the  Protected  Annual  Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value. We will determine the duration for which periodic  payments will continue by dividing the
     Protected  Withdrawal Value by the Protected Annual  Withdrawal  Amount.  You will not have the right to make additional  Purchase
     Payments or receive the remaining  Protected  Withdrawal Value in a lump sum. You can elect the frequency of payments,  subject to our rules then in effect.

|X|      If the death benefit under the Annuity  becomes  payable  before you have received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity,  your Beneficiary has the option to elect to receive the remaining Protected Withdrawal
     Value as an  alternate  death  benefit  payout in lieu of the amount  payable  under any other death  benefit  provided  under the
     Annuity.  The remaining  Protected  Withdrawal Value will be payable in the form of fixed,  periodic  payments.  You can elect the frequency of payments,  subject to our rules then in effect.  We will  determine  the duration for which  periodic  payments  will continue by dividing the Protected  Withdrawal Value by the Protected Annual Withdrawal Amount. The Protected  Withdrawal Value is
     not equal to the Account Value for purposes of the Annuity's  other death benefit  options.  The GMWB program does not increase or decrease the amount  otherwise  payable under the Annuity's other death benefit options.  Generally,  the GMWB program would be of value to your Beneficiary only when the Protected Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you elect to begin receiving  annuity payments before you have received all of your Protected  Withdrawal Value in the form of withdrawals from your Annuity,  an additional  annuity payment option will be available that makes fixed annuity payments for a certain period,  determined by dividing the Protected  Withdrawal Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity  payments  calculated in this manner,  the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed  interest  rate on other  annuity  payment  options we offer.  You can also elect to  terminate  the GMWB program and begin  receiving  annuity  payments based on your then current Account Value (not the remaining  Protected  Withdrawal
     Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and conditions of the Annuity,  including any CDSC and MVA that may apply.  Amounts  withdrawn up to the Protected Annual  Withdrawal  Amount will generally not be subject to any applicable
     CDSC since they are less than the amount available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made  while the GMWB  program  is in  effect  will be  treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program does not directly  affect the Annuity's  Account  Value or Surrender  Value.  If you surrender  your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your  Annuity  while your  Account  Value is greater  than zero  without  purchasing  the GMWB program.  The GMWB program  provides a guarantee that if your Account Value declines due to market  performance,  you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model,  although it is not our current requirement.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you  purchase  your  Annuity.  In the future,  we may offer  existing
Annuity  Owners the  option to elect the GMWB  program  after the Issue Date of their  Annuity,  subject to our  eligibility  rules and restrictions.  If you elect the GMWB  program  after the Issue Date of your  Annuity,  the  program  will be  effective  as of the next anniversary  date. Your Account Value as of such  anniversary  date will be used to calculate the initial  Protected  Withdrawal  Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict the maximum  amount of Protected  Withdrawal  Value that may be covered  under the GMWB program  under this Annuity or any other annuities that you own that are issued by American Skandia or its affiliated companies.

Termination of the Program
The program  terminates  automatically when your Protected  Withdrawal Value reaches zero based on your withdrawals.  You may terminate the program at any time by notifying  us. If you  terminate the program,  any  guarantee  provided by the benefit will  terminate as of the date the  termination is effective.  The program  terminates  upon your  surrender of the Annuity,  upon due proof of death (unless your surviving  spouse elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts  payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

Charges under the Program
Currently,  we deduct a charge equal to 0.35% of Account  Value per year to purchase the GMWB  program.  The annual  charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value  allocated to Fixed  Allocations  under the program is not subject to the charge.

|X|      If, during the seven Annuity Years following the effective date of the program,  you do not make any  withdrawals,  and do not make any additional  Purchase  Payments  after a five-year  period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going forward.  If you make an additional  Purchase Payment following the waiver of the annual charge, we will begin charging for the program.

|X|      If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges under the program have changed for new purchasers, your program may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Roth IRA or Tax Sheltered
Annuity (or  403(b)),  the minimum  distribution  rules under the Code  require  that you begin  receiving  periodic  amounts from your
Annuity  beginning  after age 70 1/2. The amount required under the Code may exceed the Protected  Annual  Withdrawal  Amount,  which will cause us to  recalculate  the  Protected  Withdrawal  Value and the Protected  Annual  Withdrawal  Amount,  resulting in a lower amount payable in future  Annuity  Years.  In  addition,  the amount and  duration of payments  under the  annuity  payment and death  benefit provisions  may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

---------------------------------------------------------------------------------------------------------------------------------------
The Guaranteed Minimum Income Benefit program described below is being offered as of October xx, 2003 in those  jurisdictions  where we have received  regulatory  approval.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Currently,  the program  can only be elected by new  purchasers  on the Issue  Date of their  Annuity.  We may offer the  program to  existing  Annuity
Owners in the future,  subject to our  eligibility  rules and  restrictions.  The  Guaranteed  Minimum  Income  Benefit  program is not available  if you elect the  Guaranteed  Return  Option  program,  Guaranteed  Return  Option PLUS  program or the  Guaranteed  Minimum
Withdrawal Benefit rider.
---------------------------------------------------------------------------------------------------------------------------------------

We offer a program that,  after a seven-year  waiting period,  guarantees  your ability to begin receiving  income from your Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the  "Protected  Income  Value") that  increases  after the waiting period begins,  regardless of the impact of market  performance on your Account Value.  The program may be appropriate  for you if you anticipate  using your Annuity as a future source of periodic  fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income  payments  will be  calculated  will achieve at least a minimum  amount of growth  despite fluctuations in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee will be available (net of any applicable  premium  taxes),  after a waiting  period of at least  seven  years,  to begin  receiving  fixed  annuity  payments.  The  Protected  Income  Value is  initially established on the effective  date of the GMIB program and is equal to your Account Value on such date.  The Protected  Income Value is increased  daily based on an annual growth rate of 5%,  subject to the  limitations  described  below.  The  Protected  Income Value is referred  to as the  "Protected  Value"  in the rider we issue  for this  benefit.  The 5% annual  growth  rate is  referred  to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The Protected  Income Value is subject to a limit of 200% (2X) of the sum of the Protected  Income Value  established  on the effective date of the GMIB program plus any additional  Purchase  Payments and any Credits that are applied to such Purchase  Payments made after the waiting period begins  ("Maximum  Protected  Income Value"),  minus the sum of any reductions in the Protected  Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject to the maximum  age/durational  limits  described  immediately  below, we will no longer increase the Protected Income
     Value by the 5% annual  growth rate once you reach the Maximum  Protected  Income Value.  However,  we will increase the Protected
     Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase Payments after you reach the Maximum Protected Income Value.  Further,  if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary  date on or immediately  following the Annuitant's 80th birthday or the 7th anniversary of the later of the effective date of the GMIB program or the effective date of the most recent  step-up.  However,  we will increase the Protected Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase  Payments.
     Further, if you make withdrawals after the Annuitant reaches the maximum  age/duration limits, we will reduce the Protected Income
     Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, if you make an additional  Purchase  Payment,  we will increase the Protected
     Income Value by the amount of the Purchase Payment  (including any Credits that may be applied to your Account Value based on such
     Purchase Payment) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

|X|      As  described  below,  after the waiting  period  begins,  cumulative  withdrawals  each Annuity Year that are up to 5% of the
     Protected  Income  Value will reduce the  Protected  Income Value by the amount of the  withdrawal.  Cumulative  withdrawals  each
     Annuity Year in excess of 5% of the Protected  Income Value will reduce the Protected  Income Value  proportionately.  Withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value  proportionately.  The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the Protected  Income Value - You may elect to "step-up" or "reset" your  Protected  Income Value if your Account Value is
----------------------------------------
greater than the current  Protected Income Value. Upon exercise of the step-up  provision,  your initial Protected Income Value will be reset equal to your current  Account Value.  From the date that you elect to step-up the Protected  Income Value,  we will apply the 5%
annual growth rate to the stepped-up  Protected  Income Value, as described  above.  You can only exercise the step-up  provision twice while the GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new seven-year  waiting period will be established  upon the effective date of your election to step-up the Protected Income
     Value.  You cannot  exercise  your right to begin  receiving  annuity  payments  under the GMIB  program  until the end of the new waiting period.
|X|      The Maximum  Protected  Income Value will be reset as of the effective date of any step-up.  The new Maximum  Protected Income
     Value will be equal to 200% of the sum of the Protected  Income Value as of the effective  date of the step-up plus any subsequent
     Purchase  Payments and any Credits applied to such Purchase  Payments,  minus the impact of any withdrawals  after the date of the step-up.
|X|      When determining the guaranteed  annuity purchase rates for annuity payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the  Protected  Income  Value  under the  program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.

Impact of Withdrawals on the Protected  Income Value - Cumulative  withdrawals each Annuity Year up to 5% of the Protected Income Value
----------------------------------------------------
will reduce the Protected  Income Value on a  "dollar-for-dollar"  basis (the Protected Income Value is reduced by the actual amount of the  withdrawal).  Cumulative  withdrawals in any Annuity Year in excess of 5% of the Protected  Income Value will reduce the Protected
Income Value  proportionately.  The 5% annual  withdrawal  amount is determined on each  anniversary of the Issue Date (or on the Issue
Date for the first  Annuity Year) and applies to any  withdrawals  during the Annuity  Year.  This means that the amount  available for withdrawals  each Annuity Year on a  "dollar-for-dollar"  basis is adjusted to reflect changes in the Protected Income Value during the prior Annuity Year.

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the  Protected  Income  Value to one of the  available  GMIB Annuity  Payment  Options on any  anniversary  date following the initial waiting period, or any subsequent  waiting period  established upon your election to step-up the Protected Income
Value.  Once you have  completed  the waiting  period,  you will have a 30-day  period each year,  prior to the  contract  anniversary, during which you may elect to begin  receiving  annuity  payments under one of the available  GMIB Annuity  Payment  Options.  You must elect one of the GMIB  Annuity  Payment  Options by the  anniversary  of the  Annuity's  Issue  Date on or  immediately  following  the
Annuitant's  95th birthday,  except for Annuities used as a funding  vehicle for an IRA, SEP IRA or 403(b),  in which the case you must elect one of the GMIB  Annuity  Payment  Options by the  anniversary  of the  Annuity's  Issue  Date on or  immediately  following  the
Annuitant's 92nd birthday.

The amount of each GMIB Annuity  Payment  will be  determined  based on the age and,  where  permitted by law, sex of the  Annuitant by applying  the  Protected  Income  Value (net of any  applicable  premium tax that may be due) to the GMIB  Annuity  Payment  Option you choose.  We use special  annuity  purchase  rates to calculate the amount of each payment due under the GMIB Annuity  Payment  Options.
These special rates for the GMIB Annuity Payment Options are calculated  using an assumed  interest rate factor that provides for lower growth in the value  applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB program.  These  special  rates  also  are  calculated  using  other  factors  such as "age  setbacks"  (use of an age  lower  than the
Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment option that is not part of the GMIB program.

On the date that you elect to begin receiving GMIB Annuity  Payments,  we guarantee that your payments will be calculated based on your
Account  Value and our then current  annuity  purchase  rates if the payment  amount  calculated  on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments  will be made until the death of the  Annuitant.  If the  Annuitant  dies before  having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this  option,  monthly  annuity  payments  will be made until the death of both the  Annuitant  and the Joint  Annuitant.  If the
Annuitant and the Joint  Annuitant die before having received 120 monthly  annuity  payments,  the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make payments  until the later of the death of the Joint  Annuitant and the end of the period certain.  However,  if the Joint Annuitant is still receiving annuity payments  following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
|X|      If the Joint  Annuitant  dies first,  we will continue to make payments  until the later of the death of the Annuitant and the end of the period certain.

You cannot  withdraw your Account Value or the Protected  Income Value under either GMIB Annuity  Payment Option once annuity  payments have begun.  We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations
|X|      The GMIB program does not directly  affect the Annuity's  Account  Value,  Surrender  Value or the amount payable under either the basic death benefit  provision of the Annuity or any optional  death benefit  provision.  If you surrender  your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity  payment  options that you can elect which do not impose an additional  charge,  but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit  subsequent  purchase  payments if we determine,  at our sole  discretion, that based on the timing of your Purchase  Payments and withdrawals,  your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at Purchase Payments which are  disproportionately  larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the Annuitant  after the effective  date of the GMIB program,  the period of time during which we will apply the
     5% annual growth rate may be changed based on the age of the new  Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments under the GMIB program or under any other annuity  payment option we make  available,  the  protection  provided by the Annuity's  basic death benefit or any optional  death benefit  provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The Annuitant  must be age 75 or less as of the effective date of the GMIB program.  In the future,  we may offer  existing  Annuity Owners the option to elect the GMIB program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and  restrictions.  If you elect the GMIB program after the
Issue Date of your Annuity,  the program will be effective as of the next  anniversary  date.  Your Account Value as of the anniversary date will be used to calculate the Protected Income Value as of the effective date of the program.

Termination of the Program
The GMIB  program  cannot be  terminated  by the Owner once  elected.  The GMIB  program  automatically  terminates  as of the date the
Annuity is fully  surrendered,  on the date the death benefit is payable to your  Beneficiary  (unless your surviving  spouse elects to continue the Annuity),  or on the date that your Account Value is transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the  average  Protected  Income  Value for the period  the  charge  applies.
Because the charge is calculated  based on the average  Protected  Income Value,  it does not increase or decrease  based on changes to the Annuity's  Account Value due to market  performance.  If the average  Protected  Income Value  increases,  the dollar amount of the annual charge will increase, while a decrease in the Protected Income Value will decrease the dollar amount of the charge.

The charge is deducted  annually in arrears  each  Annuity  Year on the  anniversary  of the Issue Date of the  Annuity.  We deduct the amount of the charge pro-rata from the Account Value allocated to the variable  investment  options and the Fixed  Allocations.  No MVA will apply to Account Value deducted from a Fixed  Allocation.  If you surrender your Annuity,  begin receiving  annuity payments under the GMIB program or any other annuity  payment  option we make  available  during an Annuity Year, or the GMIB program  terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary of the Annuity's  Issue Date (or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

EXPENSE EXAMPLES
The  following  amends the  disclosure  of the Expense  Example  section of the  Prospectus to reflect the charges for the new optional benefits:

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity  and  received a 5% annual  return on assets,  and elected  all of the  optional  benefits  which can be elected simultaneously.  The charge for each optional benefit is reflected as an additional charge equal to 0.25% per year,  respectively,  for the Enhanced  Beneficiary  Protection and the Highest  Anniversary Value Death Benefit and 0.35% for the Guaranteed  Minimum Withdrawal
Benefit.

These  examples  assume  your  Account  Value is less  than  $100,000  so that the  Annual  Maintenance  Fee  applies.  Please  see the description below regarding how the Expense Examples change for Annuities with Account Value greater than $100,000.

                                                       TO BE FILED BY AMENDMENT
If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

ASAP III - SUPP. (10/13/2003)                                 1

ASAP III

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of  Annuity  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to this  Registration
                           Statement No. 333-96577, filed October 4, 2002.

(b)      Copy of Highest  Period  Value  Death  Benefit  Endorsement  filed via EDGAR  with  Pre-Effective  Amendment  No. 1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

                  (c)      Copy of Percentage of Growth Death Benefit  Endorsement filed via EDGAR with Pre-Effective  Amendment No.
                           1 to this Registration Statement No. 333-96577, filed October 4, 2002.

                  (d)      Copy of Minimum  Account Value  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

                  (e)      Copy of Continuous Guaranteed Return Option                                               FILED HEREWITH

                  (f)      Copy of Guaranteed Minimum Income Benefit                                                 FILED HEREWITH

                  (g)      Copy of Guaranteed Minimum Withdrawal Benefit                                             FILED HEREWITH

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-86866, filed April 26, 2000.

(d)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement No.
                           33-87010, filed April 26, 2000.

(e)      INVESCO  Variable  Investment  Funds,  Inc.  filed via  EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(f)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration  Statement No. 33-87010,  filed April
                           26, 2000.

(g)      Wells Fargo Variable Trust filed via EDGAR with Initial  Registration to this Registration  Statement No. 333-49478,  filed
                           November 7, 2000.

(h)      Prudential Series Fund, Inc. filed via EDGAR with Post-Effective  Amendment No. 15 to Registration  Statement No. 33-87010,
                           filed April 26, 2001.

(i)      Gartmore Global Asset Management Trust                                                                     FILED HEREWITH

         (9)      Opinion and Consent of Counsel                                                          TO BE FILED BY AMENDMENT

         (10)     Consent of Ernst & Young LLP  incorporated  by reference to  Post-Effective  Amendment No. 1 to this  Registration
                  Statement No. 333-96577, filed via EDGAR April 28, 2003.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance Information for Advertisement of Performance                           FILED HEREWITH

(14)     Financial Data Schedule

         (99.1)   Powers of Attorney for President and Director: David R. Odenath and Directors:  James Avery, Vivian Banta, Richard
                  Carbone, Helen Galt and Ronald Joelson                                                            FILED HEREWITH

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Nicholas Campanella                                                    Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Carl A. Cavaliere                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883
C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc Levine                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer and Controller
213 Washington Street
Newark, New Jersey  07102-2992

Yvonne Rocco                                                           Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of ASLAC,  was purchased by Prudential
Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance companies in the U.S.

In addition to the affiliates and/or  subsidiaries  shown above,  ASLAC holds all of the voting securities of American Skandia Trust
("AST"), a managed,  open-end  investment  company organized as a Massachusetts  business trust, other than those securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life insurance  policies issued by
Kemper.  The shares of this  investment  company are voted in accordance with the  instructions  of persons having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

Item 27.  Number of Contract Owners:  As of December 31, 2002 there were 214 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American  Skandia  Marketing,  Incorporated  ("ASM"),  from Skandia  Insurance  Company Ltd.
Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas Campanella                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Marc Levine                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President and Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Controller
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Director and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Maryanne Ryan                                                          Chief Anti-Money Laundering Officer
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

James Michael Yanosy                                                   Financial Operations Principal
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 4 (e)     Guaranteed Return OptionSM PLUS (GROSM PLUS) Rider                FILED HEREWITH

No. 4 (f)     Guaranteed Minimum Income Benefit Rider                           FILED HEREWITH

No. 4 (g)     Guaranteed Minimum Withdrawal Benefit Rider                       FILED HEREWITH

No. 8 (i)     Participation Agreement for Gartmore Global
              Asset Management Trust                                            FILED HEREWITH

No. 9         Opinion and Consent of Counsel                                    TO BE FILED BY AMENDMENT

No. 13        Calculation of Performance Information for Advertisement
              Of Performance                                                    FILED HEREWITH

No. 99.1 Powers of Attorney                                                     FILED HEREWITH

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this registration  statement  to be signed on its  behalf,  in the Town of Shelton and State of  Connecticut,  on this 7th day of August,
2003.

By:  Timothy P. Harris                                                        Attest:  Kathleen A. Chapman
/s/Timothy P. Harris, Corporate Secretary                                           /s/Kathleen A. Chapman

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  Timothy P. Harris                                                       Attest:  Kathleen A. Chapman
/s/Timothy P. Harris, Corporate Secretary                                           /s/Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

          David R. Odenath*        Chief Executive Officer and President                  August 7, 2003
         /s/David R. Odenath

                                   (Principal Financial Officer and Principal Accounting Officer)

           Anthony Piszel              Executive Vice President and                       August 7, 2003
          /s/Anthony Piszel               Chief Financial Officer

                                                        (Board of Directors)

      James Avery*                            Vivian Banta*                              Richard Carbone*
      /s/James Avery                         /s/Vivian Banta                            /s/Richard Carbone

      Helen Galt*                             Ronald Joelson*                            David R. Odenath*
      /s/Helen Galt                        /s/Ronald Joelson                           /s/David R. Odenath

                                          *By: Timothy P. Harris
                                           /s/Timothy P. Harris

      *Pursuant to Powers of Attorney filed with this Post-Effective Amendment No. 2 to Registration Statement No. 333-96577